Dividends - Schedule of Dividends Announced and Paid and Scrip Dividends (Details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 £ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 £ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 £ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 £ / shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	34.5		70.1		57.9		185.2
Value of shares issued | $	$ 266		$ 420		$ 421		$ 1,062
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (Pence and USD per share) | (per share)	$ 0.10	£ 0.07444	$ 0.10	£ 0.077563	$ 0.20	£ 0.14613	$ 0.20	£ 0.15915
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (Pence and USD per share) | $ / shares	$ 0.60		$ 0.60		$ 1.20		$ 1.20